General (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 21, 2020	Dec. 31, 2021
General (Details) [Line Items]
Description of reverse share split		the Company’s Board of Directors resolved to consolidate the Company’s share capital by applying a reverse share split at a ratio of 1.046:1 (the “Reverse Split Ratio”) and to cancel the shares’ par value such that every 1.046 Ordinary shares of NIS 0.8 par value, were substituted by 1 Ordinary share with no par value (the “Split”). The Split was applied in the same proportion and manner to all of the Company’s authorized, issued and outstanding securities, including preferred shares, options and warrants (See Note 10.
Aggregate net proceeds	$ 62,757
Cash equivalents and short-term deposits			$ 32,203
Incurred loss			42,601
Cash flows from operating activities			32,386
Accumulated deficit			$ 174,887
Date of filing term			1 year
IPO [Member]
General (Details) [Line Items]
Sale of ordinary shares (in Shares)	4,312,500
Overallotment option [Member]
General (Details) [Line Items]
Sale of ordinary shares (in Shares)	562,500